Condensed individual financial information of Companhia Paranaense de Energia - Copel	12 Months Ended
Dec. 31, 2025
Individual Financial Information Of Companhia Paranaense De Energia - Copel
Condensed individual financial information of Companhia Paranaense de Energia - Copel
39. Condensed individual financial information of Companhia Paranaense de Energia - Copel
In order to attend Rule 12-04 of Regulation S-X of the Securities and Exchange Commission (the “SEC”), Management has incorporated the condensed individual financial information of Companhia Paranaense de Energia - Copel in these financial statements, as part of the Form 20-F.
This information were prepared considering the same accounting policies as described in Note 3 and 4 to Company’s consolidated financial statements. Investments in subsidiaries are recognized in the individual financial statements based on the equity method. Initially recorded at cost, their carrying amount is increased or decreased by the recognition of the investor's interest in profit, loss and other comprehensive income generated by subsidiaries after acquisition. When required, for the calculation of equity in earnings of investees, the subsidiaries financial statements are adjusted to align their policies with the Parent Company's accounting policies.
39.1. Condensed statements of financial position

ASSETS	12.31.2025	12.31.2024
Current assets
Cash and cash equivalents	38,537	280,340
Bonds and securities	93	95
Dividends receivables (39.5.3)	1,407,012	2,644,431
Other current receivables	345,002	301,929
Income tax and social contribution	80,125	32,349
Other current recoverable taxes	68	—
Prepaid expenses	485	944
Receivable from related parties (39.5.1)	21,462	4,754
	1,892,784	3,264,842
Noncurrent assets
Other temporary investments	10,874	15,894
Judicial deposits	117,742	136,677
Other noncurrent receivables	32	298,120
Income tax and social contribution	313	79,504
Deferred tax assets	114,618	136,536
Other noncurrent recoverable taxes	43,458	42,126
	287,037	708,857
Investments (39.5.2)	23,589,425	22,431,868
Property, Plant and Equipment, net	7,361	7,248
Intangible Assets	10,514	8,546
Right-of-use asset	7,731	7,815
	23,902,068	23,164,334
Total assets	25,794,852	26,429,176

LIABILITIES	12.31.2025	12.31.2024
Current liabilities
Payroll, social charges and accruals	24,721	20,805
Related parties (39.5.1)	2,442	1,690
Suppliers (39.5.6)	6,447	3,362
Income tax and social contribution	1,204	—
Other taxes payable	17,650	614
Dividends payable	2,325,889	3,881
Post employment benefits	4,944	4,348
Lease liability	736	604
Other accounts payable	173	369,395
	2,384,206	404,699
Noncurrent liabilities
Payroll, social charges and accruals	3,172	427
Related parties (39.5.1)	5,851	5,851
Post employment benefits	36,083	37,631
Lease liability	7,806	7,761
Other accounts payable	89,106	90,966
Provisions for legal claims (39.5.4)	138,609	207,123
	280,627	349,759
Equity
Share capital	12,821,758	12,821,758
Capital reserve	18,638	5,595
Equity valuation adjustments	287,992	517,408
Treasury shares	(113,389)	(50,044)
Legal reserves	1,900,541	1,766,110
Retained earnings	8,214,479	9,363,866
Additional dividends proposed	—	1,250,025
	23,130,019	25,674,718
Total liabilities and equity	25,794,852	26,429,176
39.2. Condensed statements of income

	12.31.2025	12.31.2024	12.31.2023
Operating revenues (expenses)
General and administrative expenses	(177,901)	(165,896)	(177,097)
Other revenues (expenses), net	(217)	(87,455)	(38,990)
Result of equity in investees	2,916,352	2,512,087	2,332,609
	2,738,234	2,258,736	2,116,522
Operating income before financial results	2,738,234	2,258,736	2,116,522

Financial income (expenses)
Financial revenues	111,888	211,411	145,881
Financial expenses	(149,817)	(147,583)	(115,669)
	(37,929)	63,828	30,212
Operating income	2,700,305	2,322,564	2,146,734

Income tax and social contribution
Income tax and social contribution	(9,069)	6,732	(5,737)
Deferred income tax and social contribution	(21,520)	16,645	17,080
	(30,589)	23,377	11,343
Net income from continuing operations	2,669,716	2,345,941	2,158,077
Discontinued operations
Net income (loss) from discontinued operations	18,898	463,690	100,733
Net income	2,688,614	2,809,631	2,258,810
BASIC EARNING PER SHARE ATTRIBUTED TO CONTROLLING SHAREHOLDERS – Expressed in Brazilian Reais
Common shares	0.90524	0.89163	0.78574
Class A preferred shares	—	0.98165	0.90931
Class B preferred shares	—	0.98086	0.80600
DILUTED EARNING PER SHARE ATTRIBUTED TO CONTROLLING SHAREHOLDERS – Expressed in Brazilian Reais
Common shares	0.90379	0.89051	0.78574
Class A preferred shares	—	0.98165	0.90931
Class B preferred shares	—	0.98087	0.80600
39.3. Condensed statement of comprehensive income

	12.31.2025	12.31.2024	12.31.2023
NET INCOME	2,688,614	2,809,631	2,258,810
Other comprehensive income
Items that will never be reclassified to profit or loss
Adjustments related to actuarial liabilities
Post employment benefits	1,171	9,483	(25,082)
Post employment benefits - equity	(188,695)	233,629	(234,283)
Taxes on other comprehensive income	(398)	(3,224)	8,528
Items that may be reclassified to profit or loss
Adjustments related to financial assets - equity	1,143	(184)	(2,942)
Total comprehensive income, net of taxes	(186,779)	239,704	(253,779)
TOTAL COMPREHENSIVE INCOME	2,501,835	3,049,335	2,005,031
39.4. Condensed statements of cash flows

	12.31.2025	12.31.2024	12.31.2023
Net cash generated from operating activities	2,568,490	(183,674)	811,605
Cash flow from investing activities
Financial investments	5,022	15,832	(6,109)
Loans and financing granted to related parties	—	(22,200)	(236,024)
Receipt of loans and financing granted to related parties	—	22,200	282,087
Investment disposal	332,239	2,066	14,533
Additions in investments	(550,000)	(613,150)	(61,950)
Capital reduction of investees	294	—	—
Additions to property, plant and equipment	(1,363)	(17)	(1,659)
Additions to intangible assets	(2,952)	(2,378)	(1,742)
Net cash used in investing activities from continuing operations	(216,760)	(597,647)	(10,864)
Net cash generated by investment activities from discontinued operations	—	467,566	(35,000)
Net cash used from investing activities	(216,760)	(130,081)	(45,864)
Cash flow from financing activities
Payments of principal of lease liabilities	(715)	(709)	(512)
Capital increase	—	—	2,031,619
Transaction costs in capital increase	—	—	(14,941)
Share buyback	(70,046)	(50,044)	—
Premium paid to shareholders	(1,273,727)	—	—
Dividends and interest on own capital paid	(1,249,045)	(1,586,565)	(750,371)
Net cash used in financing activities	(2,593,533)	(1,637,318)	1,265,795
Total effects on cash and cash equivalents	(241,803)	(1,951,073)	2,031,536

Cash and cash equivalents at the beginning of the period	280,340	2,231,413	199,877
Cash and cash equivalents at the end of the period	38,537	280,340	2,231,413

Change in cash and cash equivalents	(241,803)	(1,951,073)	2,031,536
39.5. Additional individual information related to Companhia Paranaense de Energia - Copel
39.5.1. Related Parties

	12.31.2025	12.31.2024
Assets
Structure sharing (a)	21,462	4,754
	21,462	4,754
Liabilities
Structure sharing (a)	2,442	1,690
Elejor advance	5,851	5,851
	8,293	7,541
(a) These balances primarily relate to agreements for the sharing of personnel and administrative expenses, as well as service costs, entered into between Copel and its direct and indirect subsidiaries.
39.5.2. Investments

	12.31.2025	12.31.2024
Copel Geração e Transmissão	15,104,664	14,239,420
Copel Distribuição	7,955,689	7,665,584
Copel Serviços	57,477	63,270
Copel Comercialização	312,720	288,626
Elejor	7,726	8,480
Other investments (a)	151,149	166,488
	23,589,425	22,431,868
(a) The information regarding joint ventures, associates and other investments are presented in Note 14.
39.5.3. Dividends receivable

Subsidiaries	12.31.2025	12.31.2024
Copel Geração e Transmissão	798,299	1,699,433
Copel Distribuição	467,500	663,654
Copel Comercialização	138,323	280,873
Joint ventures and Associates
Dona Francisca	2,127	54
Other investments	763	417
	1,407,012	2,644,431
39.5.4. Provisions for legal claims

	12.31.2025	12.31.2024
Tax Claim	133,290	190,571
Labor	4,827	5,099
Employee benefits	492	375
Civil	—	11,078
	138,609	207,123
39.5.5. Restriction of transfer of funds from subsidiaries
The subsidiaries described below qualify as either concessionaires of public services or independent power producers. As such, any transfer of funds to the respective Parent Company, in the form of loans or advances, requires approval by the regulator. This regulatory restriction does not apply to cash dividends determined in accordance with the Brazilian Corporate Law. Total restricted subsidiaries net assets are composed as follows:

	12.31.2025	12.31.2024
Copel Geração e Transmissão	15,104,664	14,239,420
Copel Distribuição	7,955,689	7,665,584
	23,060,353	21,905,004
39.5.6. Liquidity
The following table shows the expected undiscounted settlement values of the Copel liabilities, in each time range:

	Interest	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total
12.31.2025
Suppliers	—	6,361	—	86	—	—	6,447
Lease liability	10.00% to 15.55% p.a.	90	172	717	2,770	6,903	10,652
		6,451	172	803	2,770	6,903	17,099